SUBSEQUENT EVENTS (Details) $ in Millions		1 Months Ended	3 Months Ended
	May 29, 2026 USD ($) GW	Jul. 31, 2026 USD ($) GW	Mar. 31, 2026 USD ($)	Jun. 30, 2026 GW	Mar. 09, 2026
2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale	$ 200
Other disposals of assets | 2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale		$ 105
Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale			$ 1,300
Brookfield Renewable and Institutional Partners | 2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest sold	67.00%
Portfolio operating wind and solar assets (in GW) | GW	2.1
Proceeds from sale	$ 787
Brookfield Renewable and Institutional Partners | Other disposals of assets | 2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest sold		33.00%
Portfolio operating wind and solar assets (in GW) | GW		2.1
Proceeds from sale		$ 394
Brookfield Renewable and Institutional Partners | Fully Integrated Developer And Operator Of Battery Energy Storage Systems And Utility-Scale Solar Assets In United States | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interest agreed to be acquired					100.00%
Equity interests of acquirer		$ 3,000
Brookfield Renewable and Institutional Partners | Fully Integrated Developer And Operator Of Battery Energy Storage Systems And Utility-Scale Solar Assets In United States | Major business combination | 2.9 GW Operating Assets
Disclosure of non-adjusting events after reporting period [line items]
Operating assets capacity | GW				2.9
Brookfield Renewable and Institutional Partners | Fully Integrated Developer And Operator Of Battery Energy Storage Systems And Utility-Scale Solar Assets In United States | Major business combination | 20 GW Development Pipeline
Disclosure of non-adjusting events after reporting period [line items]
Development pipeline capacity | GW				20